Derivative Liabilities (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitment Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected term:	1 year
Commitment Date [Member] | Maximum [Member]
Expected volatility	123.00%	251.00%	226.00%
Expected term:		4 years	5 years
Risk free interest rate	0.15%	0.72%	2.76%
Commitment Date [Member] | Minimum [Member]
Expected volatility	118.00%	228.00%	150.00%
Expected term:		6 months	7 days
Risk free interest rate	0.14%	0.09%	0.06%
Re Measurement Date [Member]
Expected dividends	0.00%		0.00%
Expected volatility	107.00%
Risk free interest rate	0.15%
Re Measurement Date [Member] | Maximum [Member]
Expected volatility			226.00%
Expected term:	1 year		5 years
Risk free interest rate			0.31%
Re Measurement Date [Member] | Minimum [Member]
Expected volatility			150.00%
Expected term:	17 months		7 days
Risk free interest rate			0.09%